Document and Entity Information	0 Months Ended
Apr. 29, 2013
Risk/Return:
Document Type	497
Document Period End Date	Apr 29, 2013
Registrant Name	AMERICAN FUNDS PORTFOLIO SERIES
Central Index Key	0001537151
Amendment Flag	false
Document Creation Date	Apr 29, 2013
Document Effective Date	Apr 29, 2013
Prospectus Date	Jan 1, 2013
American Funds Tax-Advantaged Income Portfolio | Class A
Risk/Return:
Trading Symbol	TAIAX
American Funds Tax-Advantaged Income Portfolio | Class B
Risk/Return:
Trading Symbol	TXABX
American Funds Tax-Advantaged Income Portfolio | Class C
Risk/Return:
Trading Symbol	TAICX
American Funds Tax-Advantaged Income Portfolio | Class F-1
Risk/Return:
Trading Symbol	TAIFX
American Funds Tax-Advantaged Income Portfolio | Class F-2
Risk/Return:
Trading Symbol	TXIFX
American Funds Preservation Portfolio | Class F-2
Risk/Return:
Trading Symbol	PPEFX
American Funds Preservation Portfolio | Class 529-A
Risk/Return:
Trading Symbol	CPPAX
American Funds Preservation Portfolio | Class 529-B
Risk/Return:
Trading Symbol	CPPBX
American Funds Preservation Portfolio | Class 529-C
Risk/Return:
Trading Symbol	CPPCX
American Funds Preservation Portfolio | Class 529-E
Risk/Return:
Trading Symbol	CPPEX
American Funds Preservation Portfolio | Class 529-F-1
Risk/Return:
Trading Symbol	CPPFX
American Funds Preservation Portfolio | Class R-1
Risk/Return:
Trading Symbol	RPPVX
American Funds Preservation Portfolio | Class R-2
Risk/Return:
Trading Symbol	RPPBX
American Funds Preservation Portfolio | Class R-3
Risk/Return:
Trading Symbol	RPPCX
American Funds Preservation Portfolio | Class R-4
Risk/Return:
Trading Symbol	RPPEX
American Funds Preservation Portfolio | Class R-5
Risk/Return:
Trading Symbol	RPPFX
American Funds Preservation Portfolio | Class R-6
Risk/Return:
Trading Symbol	RPPGX
American Funds Preservation Portfolio | Class A
Risk/Return:
Trading Symbol	PPVAX
American Funds Preservation Portfolio | Class B
Risk/Return:
Trading Symbol	PPVBX
American Funds Preservation Portfolio | Class C
Risk/Return:
Trading Symbol	PPVCX
American Funds Preservation Portfolio | Class F-1
Risk/Return:
Trading Symbol	PPVFX
American Funds Tax-Exempt Preservation Portfolio | Class A
Risk/Return:
Trading Symbol	TEPAX
American Funds Tax-Exempt Preservation Portfolio | Class B
Risk/Return:
Trading Symbol	TEPBX
American Funds Tax-Exempt Preservation Portfolio | Class C
Risk/Return:
Trading Symbol	TEPCX
American Funds Tax-Exempt Preservation Portfolio | Class F-1
Risk/Return:
Trading Symbol	TEPFX
American Funds Tax-Exempt Preservation Portfolio | Class F-2
Risk/Return:
Trading Symbol	TXEFX

American Funds Tax-Advantaged Income Portfolio
American Funds Tax-Advantaged Income Portfolio

American Funds Portfolio SeriesSM

Summary Prospectus and Prospectus Supplement

April 29, 2013

(for summary prospectuses and prospectus dated January 1, 2013)

1. The paragraph under “Fees and expenses of the fund” in the Summary Prospectus and the Summary section of the prospectus for American Funds Tax-Advantaged Income Portfolio is amended in its entirety as follows:

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 50 of the prospectus and on page 83 of the fund’s statement of additional information.

Please keep this Supplement with your prospectus

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001537151_SupplementTextBlock

American Funds Portfolio SeriesSM

Summary Prospectus and Prospectus Supplement

April 29, 2013

(for summary prospectuses and prospectus dated January 1, 2013)

1. The paragraph under “Fees and expenses of the fund” in the Summary Prospectus and the Summary section of the prospectus for American Funds Tax-Advantaged Income Portfolio is amended in its entirety as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	American Funds Tax-Advantaged Income Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 50 of the prospectus and on page 83 of the fund’s statement of additional information.

Please keep this Supplement with your prospectus

Class A
Risk/Return:	rr_RiskReturnAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000

American Funds Preservation Portfolio
American Funds Preservation Portfolio

American Funds Portfolio SeriesSM

Summary Prospectus and Prospectus Supplement

April 29, 2013

(for summary prospectuses and prospectus dated January 1, 2013)

2. The paragraph under “Fees and expenses of the fund” in the Summary Prospectus and the Summary section of the prospectus for American Funds Preservation Portfolio and American Funds Tax-Exempt Preservation Portfolio is amended in its entirety as follows:

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $500,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 50 of the prospectus and on page 83 of the fund’s statement of additional information.

Please keep this Supplement with your prospectus

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001537151_SupplementTextBlock

American Funds Portfolio SeriesSM

Summary Prospectus and Prospectus Supplement

April 29, 2013

(for summary prospectuses and prospectus dated January 1, 2013)

2. The paragraph under “Fees and expenses of the fund” in the Summary Prospectus and the Summary section of the prospectus for American Funds Preservation Portfolio and American Funds Tax-Exempt Preservation Portfolio is amended in its entirety as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	American Funds Preservation Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $500,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 50 of the prospectus and on page 83 of the fund’s statement of additional information.

Please keep this Supplement with your prospectus

Class A
Risk/Return:	rr_RiskReturnAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $500,000 in American Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	500,000

American Funds Tax-Exempt Preservation Portfolio
American Funds Tax-Exempt Preservation Portfolio

American Funds Portfolio SeriesSM

Summary Prospectus and Prospectus Supplement

April 29, 2013

(for summary prospectuses and prospectus dated January 1, 2013)

2. The paragraph under “Fees and expenses of the fund” in the Summary Prospectus and the Summary section of the prospectus for American Funds Preservation Portfolio and American Funds Tax-Exempt Preservation Portfolio is amended in its entirety as follows:

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $500,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 50 of the prospectus and on page 83 of the fund’s statement of additional information.

Please keep this Supplement with your prospectus

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001537151_SupplementTextBlock

American Funds Portfolio SeriesSM

Summary Prospectus and Prospectus Supplement

April 29, 2013

(for summary prospectuses and prospectus dated January 1, 2013)

2. The paragraph under “Fees and expenses of the fund” in the Summary Prospectus and the Summary section of the prospectus for American Funds Preservation Portfolio and American Funds Tax-Exempt Preservation Portfolio is amended in its entirety as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	American Funds Tax-Exempt Preservation Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $500,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 50 of the prospectus and on page 83 of the fund’s statement of additional information.

Please keep this Supplement with your prospectus

Class A
Risk/Return:	rr_RiskReturnAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $500,000 in American Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	500,000

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 1, 2013